Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost and expenses by nature [abstract]
Purchases	$ 600,657,759	$ 756,867,203	$ 581,355,161
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets	145,159,657	153,382,040	156,704,513
Net periodic cost of employee benefits	116,176,949	114,621,614	108,073,075
Personnel services	101,252,318	104,284,007	94,470,130
Unsuccessful wells	76,279,192	15,443,086	6,164,624
Exploration and Extraction Hydrocarbons Duty and taxes	67,106,181	88,145,519	63,900,374
Maintenance	65,640,388	48,562,536	48,011,036
Raw materials and spare parts	22,729,422	16,850,075	19,165,103
Auxiliary services with third-parties	19,492,638	23,675,019	21,924,327
Exploration expenses	90,258,519	13,048,078	6,562,463
Other operation taxes and duties	10,942,558	12,248,474	9,900,726
Other operating costs and expenses	12,711,674	16,672,534	1,755,170
Integrated Contracts	9,947,983	8,015,606	15,378,544
Insurance	5,821,020	5,647,101	4,948,610
Losses from fuels subtraction	4,644,846	39,439,107	22,945,447
Freight	3,197,421	3,525,843	10,317,132
Inventory variations	1,063,678	(62,237,591)	(25,542,431)
Total cost of sales and general expenses	$ 1,275,588,157	$ 1,358,190,251	$ 1,146,034,004